General information	12 Months Ended
Dec. 31, 2020
General information [Abstract]
General information
1. General information

Amryt is a global commercial-stage biopharmaceutical company focused on acquiring, developing and commercializing innovative treatments to help improve the lives of patients with rare and orphan diseases.  Amryt comprises a strong and growing portfolio of commercial and development assets.

As used herein, references to “we,” “us,” “Amryt” or the “Group” in these consolidated financial statements shall mean Amryt Pharma plc and its global subsidiaries, collectively. References to the “Company” in these consolidated financial statements shall mean Amryt Pharma plc.

Amryt Pharma plc is a company incorporated in England and Wales. The Company is listed on Nasdaq (ticker: AMYT) and the AIM market of the London Stock Exchange (ticker: AMYT).

Aegerion Pharmaceuticals, Inc. (“Aegerion”), a former subsidiary of Novelion Therapeutics Inc., is a rare and orphan disease company with a diversified offering of multiple commercial and development stage assets. The acquisition of Aegerion by Amryt in September 2019 has given Amryt an expanded commercial footprint to market two U.S. and EU approved products, lomitapide (Juxtapid (U.S.) / Lojuxta (EU)) and metreleptin (Myalept (U.S.) / Myalepta (EU)).

Amryt's lead development asset, Filsuvez®/Oleogel-S10, is a potential treatment for Epidermolysis Bullosa ("EB"), a rare and distressing genetic skin disorder for which there is currently no treatment. Oleogel-S10 is currently an investigational product and has not received regulatory approval by the FDA or EMA. Filsuvez® has been selected as the brand name for the product. On September 20, 2019, Amryt registered Filsuvez® as the trademark name for Oleogel-S10 in the European Union. On February 18, 2020, Amryt also registered this trademark name in the United States and is in the process of registering the Oleogel-S10 trademark in other key jurisdictions.

On July 8, 2020, Amryt listed on the NASDAQ Global Select Market under the symbol AMYT.  The Company has not issued any new securities in connection with this filing.  The Ordinary Shares will continue to trade on the AIM market of the London Stock Exchange.

On August 11, 2020 Amryt announced that the Company gave Euronext Dublin (“Euronext”) notice of its intention to cancel the admission of the Company’s Ordinary Shares (‘Ordinary Shares”) to trading on the Euronext Growth Market ("Cancellation"). The last day of trading in Ordinary Shares on the Euronext Growth Market was September 8, 2020. The Cancellation applies only to the Euronext Growth Market and will have no effect on the Company’s American Depositary Shares (“ADSs”) which trade on the NASDAQ Global Select Market under the symbol AMYT or on Amryt’s Ordinary Shares trading on the AIM market of the London Stock Exchange.

The consolidated financial statements were authorized for issue by the Company’s Board of Directors on April 29, 2021.